Stock-Based Compensation - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock option activity
Total options outstanding, end of period (in shares)	10,183,615
Exercisable at the end of the period (in shares)	3,760,431
Weighted-Average Exercise Price
Total options outstanding at the end of the period (in dollars per share)	$ 41.99
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 41.30
DISH Network Awards
Stock option activity
Total options outstanding, beginning of period (in shares)	12,792,812	13,365,489
Granted (in shares)		1,396,750
Exercised (in shares)		(713,411)
Forfeited and cancelled (in shares)		(1,256,016)
Total options outstanding, end of period (in shares)		12,792,812	13,365,489
Exercisable at the end of the period (in shares)		2,332,489
Stock Options | DISH Network Awards
Stock option activity
Total options outstanding, beginning of period (in shares)	12,792,812	13,365,489	8,847,734
Granted (in shares)	1,112,500		7,026,512
Exercised (in shares)	(109,195)		(267,905)
Forfeited and cancelled (in shares)	(3,612,502)		(2,240,852)
Total options outstanding, end of period (in shares)	10,183,615	12,792,812	13,365,489
Exercisable at the end of the period (in shares)	3,760,431		1,705,103
Weighted-Average Exercise Price
Total options outstanding, beginning of the period (in dollars per share)	$ 41.52	$ 41.78	$ 43.90
Granted (in dollars per share)	31.21	33.52	38.44
Exercised (in dollars per share)	28.53	27.46	16.43
Forfeited and cancelled (in dollars per share)	37.41	43.40	39.73
Total options outstanding at the end of the period (in dollars per share)	41.99	41.52	41.78
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 41.30	$ 44.93	$ 40.87
Stock Options | DISH Network Awards | Long-Term Performance Based Plans
Stock option activity
Total options outstanding, beginning of period (in shares)	7,608,446	8,671,886
Total options outstanding, end of period (in shares)	4,096,749	7,608,446	8,671,886
Weighted-Average Exercise Price
Total options outstanding, beginning of the period (in dollars per share)	$ 39.78	$ 39.95
Total options outstanding at the end of the period (in dollars per share)	$ 44.44	$ 39.78	$ 39.95